Share-Based Compensation Plans (Details) - Schedule of Share-Based Compensation Expense for Stock Options Using the Black-Scholes Option Pricing Model	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Plans [abstract]
Dividend yield
Expected volatility	50.00%	50.00%	35.00%
Risk-free interest rate	3.75%	2.85%	1.85%
Expected life (years)	10	10	10